Comprehensive Income Statements (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Net income	$ 21,863	[1]	$ 16,978	[2]	$ 23,150
Other comprehensive income (loss):
Net unrealized gains (losses) on derivatives (net of tax effects of $(14), $137, and $(338))	(26)		255		(627)
Net unrealized gains (losses) on investments (net of tax effects of $195, $(210), and $567)	363		(390)		1,054
Translation adjustments and other (net of tax effects of $(8), $(165), and $205)	(16)		(306)		381
Other comprehensive income (loss)	321		(441)		808
Comprehensive income	$ 22,184		$ 16,537		$ 23,958

[1]	Includes a charge related to a fine imposed by the European Commission in March 2013 which decreased net income by $733 million (€561 million) and diluted earnings per share by $0.09. Also includes a charge for Surface RT inventory adjustments recorded in the fourth quarter of fiscal year 2013, which decreased net income by $596 million and diluted earnings per share by $0.07.
[2]	Includes a goodwill impairment charge related to our previous OSD business segment (related to Devices and Consumer Other under our current segment structure) which decreased net income by $6.2 billion and diluted earnings per share by $0.73.